Loans - Collateral Pledge Agreement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Asset Pledged as Collateral with Right
Loans and Leases Receivable Disclosure [Line Items]
Eligible collateral	$ 17,161,119
Pledged amount	1,329,413	$ 1,329,413	$ 770,273
Asset Not Pledged as Collateral and Asset Pledged as Collateral without Right
Loans and Leases Receivable Disclosure [Line Items]
Eligible collateral	$ 68,475,319	$ 92,177,419	$ 95,988,835
Minimum
Loans and Leases Receivable Disclosure [Line Items]
Discount factor	24.00%	24.00%
Minimum | Asset Pledged as Collateral [Member]
Loans and Leases Receivable Disclosure [Line Items]
Discount factor	24.00%
Minimum | Asset Pledged as Collateral with Right
Loans and Leases Receivable Disclosure [Line Items]
Discount factor	45.00%
Maximum
Loans and Leases Receivable Disclosure [Line Items]
Discount factor	38.00%	38.00%
Maximum | Asset Pledged as Collateral [Member]
Loans and Leases Receivable Disclosure [Line Items]
Discount factor	38.00%
Maximum | Asset Pledged as Collateral with Right
Loans and Leases Receivable Disclosure [Line Items]
Discount factor	95.00%